Earnings Per Share - Schedule of Basic Earnings Per Share and Weighted Average Number of Common Shares Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Net income	$ 823,232	$ 754,405	[1]
Balance, beginning of year	92,152,893	93,397,985
Effect of stock options exercised	314,112	593,740	[1]
Effect of repurchase of own shares	(3,107,423)	(937,480)	[1]
Weighted average number of common shares	89,359,582	93,054,245	[1]
Earnings per share – basic (in dollars)	$ 9.21	$ 8.11	[1]

[1]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d))